SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2019
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

19. SUPPLEMENTAL CASH FLOW INFORMATION

Supplemental cash flow information (included within operating activities) is as follows:

	Year ended December 31
(in millions of U.S. dollars)	2019	2018
CHANGE IN NON-CASH OPERATING WORKING CAPITAL
Trade and other receivables	4.4	(5.4)
Inventories	16.2	(53.1)
Prepaid expenses and other	(2.3)	(0.6)
Trade and other payables	7.6	(12.5)
Total change in non-cash operating working capital	25.9	(71.6)

	Year ended December 31
(in millions of U.S. dollars)	2019	2018
OTHER NON-CASH ADJUSTMENTS
Unrealized loss on concentrate contracts	(0.2)	0.7
Equity settled share-based payment expense	0.7	2.7
Loss on disposal of assets	1.2	0.3
Settlement and loss on revaluation of gold price option contracts	21.7	4.8
Unrealized gain on gold stream obligation	(20.1)	(11.7)
Settlement (gain) loss on revaluation of copper price option contracts	0.7	(4.8)
Revaluation of CSP’s reclamation and closure cost obligation	(0.6)	1.0
Inventory write-downs	14.1	15.8
Other non-cash adjustments	—	0.2
Total other non-cash adjustments	17.5	9.0